401(k) plan	12 Months Ended
Dec. 31, 2013
Postemployment Benefits [Abstract]
401(k) plan

Note 9 – 401(k) plan

The Company maintains a defined contribution 401(k) plan available to eligible employees. Employee contributions are voluntary and are determined on an individual basis, limited to the maximum amount allowable under Federal tax regulations. The Company, at its discretion, may make certain contributions to the 401(k) plan. From May 5, 2006 (Inception) through December 31, 2013, no such contributions were made.